Alger Dynamic Opportunities Fund Expense Example - Class A C Shares [Member] - Alger Dynamic Opportunities Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 717
Expense Example, with Redemption, 3 Years	1,120
Expense Example, with Redemption, 5 Years	1,546
Expense Example, with Redemption, 10 Years	2,730
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	381
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,469
Expense Example, with Redemption, 10 Years	$ 3,109